iShares
®
Global Financials ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  3 .7%
ANZ Group Holdings Ltd. ................... 131,568 $ 3,180,999
ASX Ltd. .............................. 8,681 297,257
Commonwealth Bank of Australia .............. 73,797 7,877,020
Insurance Australia Group Ltd. ................ 105,478 559,794
Macquarie Group Ltd. ...................... 15,784 2,132,893
Medibank Pvt Ltd. ........................ 123,290 393,463
National Australia Bank Ltd. .................. 135,075 3,797,868
QBE Insurance Group Ltd. .................. 65,541 867,726
Suncorp Group Ltd. ....................... 48,110 564,767
Washington H Soul Pattinson & Co. Ltd. ......... 15,784 390,549
Westpac Banking Corp. .................... 150,832 3,870,578
23,932,914
a
Austria  —  0 .3%
Erste Group Bank AG ...................... 14,042 1,683,767
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 7,719 540,800
Groupe Bruxelles Lambert N.V. ............... 3,378 300,387
KBC Group N.V. ......................... 11,157 1,453,042
2,294,229
a
Brazil  —  0 .6%
B3 SA - Brasil Bolsa Balcao .................. 236,243 601,453
Banco do Brasil SA ....................... 128,211 511,731
NU Holdings Ltd. , Class A
(a)
.................. 168,967 2,828,507
3,941,691
a
Canada  —  7 .1%
Bank of Montreal ......................... 31,590 4,102,523
Bank of Nova Scotia (The) ................... 54,790 4,040,939
Brookfield Asset Management Ltd. , Class A ....... 16,580 868,531
Brookfield Corp. , Class A .................... 95,135 4,368,079
Canadian Imperial Bank of Commerce .......... 40,989 3,715,902
Fairfax Financial Holdings Ltd. ................ 910 1,734,334
Intact Financial Corp. ...................... 7,854 1,635,003
Manulife Financial Corp. .................... 74,903 2,719,876
National Bank of Canada ................... 17,446 2,193,985
Power Corp. of Canada .................... 23,945 1,272,659
Royal Bank of Canada ..................... 61,993 10,568,462
Sun Life Financial, Inc. ..................... 24,906 1,554,731
Toronto-Dominion Bank (The) ................ 74,979 7,066,616
45,841,640
a
Chile  —  0 .1%
Banco de Chile .......................... 1,931,734 373,120
Banco Santander Chile , ADR ................. 7,206 224,179
597,299
a
China  —  2 .2%
Agricultural Bank of China Ltd. , Class H .......... 1,358,000 1,010,248
Bank of China Ltd. , Class H .................. 3,688,000 2,114,431
Bank of Communications Co. Ltd. , Class H ....... 947,000 786,051
China Construction Bank Corp. , Class H ......... 4,346,720 4,302,428
China Merchants Bank Co. Ltd. , Class H ......... 145,000 986,420
Industrial & Commercial Bank of China Ltd. , Class H . 3,520,000 2,848,404
Ping An Insurance Group Co of China Ltd. , Class H .. 287,500 2,414,914
14,462,896
a
Colombia  —  0 .0%
Grupo Cibest SA , ADR ..................... 5,083 323,330
a
Security Shares Value
a
Denmark  —  0 .3%
Danske Bank A.S. ........................ 29,066 $ 1,451,448
Tryg A.S. .............................. 14,274 373,285
1,824,733
a
Finland  —  0 .2%
Sampo OYJ , Class A ...................... 111,837 1,353,094
a
France  —  1 .9%
AXA SA ............................... 74,148 3,557,695
BNP Paribas SA ......................... 44,423 4,202,726
Credit Agricole SA ........................ 49,866 1,026,634
Edenred SE ............................ 10,564 233,527
Euronext N.V.
(b)
.......................... 4,070 611,387
Societe Generale SA ...................... 30,784 2,478,235
12,110,204
a
Germany  —  3 .1%
Allianz SE , Registered ..................... 17,029 7,873,821
Commerzbank AG ........................ 43,853 1,850,799
Deutsche Bank AG , Registered ............... 86,778 3,344,348
Deutsche Boerse AG ...................... 8,304 2,182,468
Hannover Rueck SE ....................... 2,632 819,029
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 5,761 3,791,235
19,861,700
a
Hong Kong  —  1 .1%
AIA Group Ltd. .......................... 463,200 4,767,761
Hong Kong Exchanges & Clearing Ltd. .......... 50,200 2,626,532
7,394,293
a
Ireland  —  0 .3%
AIB Group PLC .......................... 94,440 1,009,596
Bank of Ireland Group PLC .................. 42,151 806,151
1,815,747
a
Italy  —  2 .5%
Banca Monte dei Paschi di Siena SpA ........... 95,347 1,015,178
Banco BPM SpA ......................... 66,263 1,006,199
BPER Banca SpA ........................ 61,660 833,179
FinecoBank Banca Fineco SpA ............... 27,329 708,082
Generali ............................... 46,308 1,935,138
Intesa Sanpaolo SpA ...................... 677,276 4,680,047
Poste Italiane SpA
(b)
....................... 20,318 510,061
UniCredit SpA ........................... 68,691 5,689,448
16,377,332
a
Japan  —  5 .1%
Dai-ichi Life Holdings, Inc. ................... 162,200 1,347,973
Daiwa Securities Group, Inc. ................. 61,200 536,344
Japan Exchange Group, Inc. ................. 45,600 486,714
Japan Post Bank Co. Ltd. ................... 79,400 1,117,720
Japan Post Holdings Co. Ltd. ................. 76,700 809,293
Mitsubishi UFJ Financial Group, Inc. ............ 532,200 8,446,584
Mizuho Financial Group, Inc. ................. 110,810 4,043,962
MS&AD Insurance Group Holdings, Inc. ......... 57,800 1,356,971
Nomura Holdings, Inc. ..................... 129,900 1,082,128
ORIX Corp. ............................. 51,300 1,500,385
Resona Holdings, Inc. ..................... 102,200 972,710
Sompo Holdings, Inc. ...................... 41,100 1,395,024
Sumitomo Mitsui Financial Group, Inc. ........... 171,300 5,509,250
Sumitomo Mitsui Trust Group, Inc. ............. 30,854 940,271
T&D Holdings, Inc. ........................ 22,500 519,371
Tokio Marine Holdings, Inc. .................. 86,000 3,179,084
33,243,784
a

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Mexico  —  0 .1%
Grupo Financiero Banorte SAB de CV , Class O .... 107,997 $ 1,001,195
a
Netherlands  —  1 .4%
ABN AMRO Bank N.V., CVA
(b)
................ 25,600 894,435
Adyen N.V.
(a) (b)
........................... 1,411 2,275,343
Aegon Ltd. ............................. 47,308 367,881
ASR Nederland N.V. ....................... 6,673 474,789
EXOR N.V. ............................. 3,978 337,908
ING Groep N.V. .......................... 125,533 3,528,510
NN Group N.V. .......................... 11,996 925,427
8,804,293
a
Norway  —  0 .2%
DNB Bank ASA .......................... 37,510 1,045,057
a
Peru  —  0 .1%
Credicorp Ltd. ........................... 2,981 855,547
a
Singapore  —  1 .3%
DBS Group Holdings Ltd. ................... 88,960 3,896,859
Oversea-Chinese Banking Corp. Ltd. ........... 169,300 2,600,994
United Overseas Bank Ltd. .................. 64,200 1,748,520
8,246,373
a
South Korea  —  0 .4%
KB Financial Group, Inc. .................... 15,797 1,359,879
Shinhan Financial Group Co. Ltd. .............. 20,537 1,093,590
2,453,469
a
Spain  —  2 .6%
Banco Bilbao Vizcaya Argentaria SA ............ 254,151 5,961,670
Banco de Sabadell SA ..................... 222,035 875,007
Banco Santander SA ...................... 656,418 7,726,361
CaixaBank SA ........................... 168,292 2,057,558
16,620,596
a
Sweden  —  1 .7%
EQT AB ............................... 16,284 636,151
Industrivarden AB , Class A .................. 5,846 261,891
Industrivarden AB , Class C .................. 6,763 302,734
Investor AB , Class B ....................... 80,344 2,863,105
Nordea Bank Abp ........................ 153,021 2,878,699
Skandinaviska Enskilda Banken AB , Class A ...... 67,429 1,421,652
Svenska Handelsbanken AB , Class A ........... 68,635 994,352
Swedbank AB , Class A ..................... 39,936 1,385,580
10,744,164
a
Switzerland  —  2 .7%
Helvetia Baloise Holding AG ................. 3,403 895,033
Julius Baer Group Ltd. ..................... 9,230 721,147
Partners Group Holding AG .................. 963 1,181,582
Swiss Life Holding AG , Registered ............. 1,258 1,449,020
Swiss Re AG ............................ 13,148 2,190,321
UBS Group AG , Registered .................. 134,096 6,191,825
Zurich Insurance Group AG .................. 6,454 4,883,756
17,512,684
a
Taiwan  —  0 .6%
Cathay Financial Holding Co. Ltd. .............. 431,521 1,040,908
CTBC Financial Holding Co. Ltd. .............. 870,000 1,390,078
Fubon Financial Holding Co. Ltd. .............. 394,578 1,207,664
3,638,650
a
United Kingdom  —  5 .5%
3i Group PLC ........................... 43,903 1,925,094
Aberdeen Group PLC ...................... 83,979 231,695
Admiral Group PLC ....................... 11,598 496,137
Security Shares Value
a
United Kingdom (continued)
Aviva PLC ............................. 135,817 $ 1,248,826
Barclays PLC ........................... 615,831 3,942,014
HSBC Holdings PLC ...................... 759,107 11,945,257
ICG PLC .............................. 13,226 364,723
Legal & General Group PLC ................. 250,976 883,334
Lloyds Banking Group PLC .................. 2,610,397 3,452,809
London Stock Exchange Group PLC ............ 20,502 2,466,156
M&G PLC .............................. 99,163 381,759
NatWest Group PLC ....................... 356,319 3,125,730
Phoenix Group Holdings PLC ................ 35,930 355,701
Prudential PLC .......................... 114,548 1,762,101
Schroders PLC .......................... 41,150 224,945
St. James's Place PLC ..................... 22,973 426,710
Standard Chartered PLC .................... 83,286 2,032,215
Wise PLC , Class A
(a)
....................... 29,597 354,573
35,619,779
a
United States  —  53 .6%
Aflac, Inc. .............................. 20,848 2,298,909
Allstate Corp. (The) ....................... 11,609 2,416,413
American Express Co. ..................... 23,748 8,785,573
American International Group, Inc. ............. 23,849 2,040,282
Ameriprise Financial, Inc. ................... 4,147 2,033,440
Aon PLC , Class A ........................ 9,509 3,355,536
Apollo Global Management, Inc. ............... 20,523 2,970,910
Arch Capital Group Ltd.
(a)
................... 15,960 1,530,883
Ares Management Corp. , Class A .............. 9,088 1,468,894
Arthur J Gallagher & Co. .................... 11,305 2,925,621
Assurant, Inc. ........................... 2,173 523,367
Bank of America Corp. ..................... 296,933 16,331,315
Bank of New York Mellon Corp. (The) ........... 30,821 3,578,010
Berkshire Hathaway, Inc. , Class B
(a)
............ 81,047 40,738,275
BlackRock, Inc.
(c)
......................... 6,351 6,797,729
Blackstone, Inc. .......................... 32,503 5,010,012
Block, Inc. , Class A
(a)
...................... 24,074 1,566,977
Brown & Brown, Inc. ....................... 13,044 1,039,607
Capital One Financial Corp. .................. 28,201 6,834,794
Cboe Global Markets, Inc. ................... 4,644 1,165,644
Charles Schwab Corp. (The) ................. 73,824 7,375,756
Chubb Ltd. ............................. 16,176 5,048,853
Cincinnati Financial Corp. ................... 6,890 1,125,275
Citigroup, Inc. ........................... 79,083 9,228,195
Citizens Financial Group, Inc. ................ 19,081 1,114,521
CME Group, Inc. , Class A ................... 15,892 4,339,787
Coinbase Global, Inc. , Class A
(a)
............... 9,973 2,255,294
Corpay, Inc.
(a)
........................... 3,143 945,823
Erie Indemnity Co. , Class A , NVS .............. 1,110 318,182
Everest Group Ltd. ........................ 1,859 630,852
FactSet Research Systems, Inc. ............... 1,639 475,621
Fidelity National Information Services, Inc. ........ 22,853 1,518,810
Fifth Third Bancorp ....................... 29,188 1,366,290
Fiserv, Inc.
(a)
............................ 23,837 1,601,131
Franklin Resources, Inc. .................... 13,569 324,163
Global Payments, Inc. ..................... 10,633 822,994
Globe Life, Inc. .......................... 3,547 496,084
Goldman Sachs Group, Inc. (The) ............. 13,256 11,652,024
Hartford Insurance Group, Inc. (The) ............ 12,299 1,694,802
Huntington Bancshares, Inc. ................. 70,020 1,214,847
Interactive Brokers Group, Inc. , Class A .......... 19,440 1,250,186
Intercontinental Exchange, Inc. ............... 25,243 4,088,356
Invesco Ltd. ............................ 19,427 510,347
Jack Henry & Associates, Inc. ................ 3,139 572,805
JPMorgan Chase & Co. .................... 120,318 38,768,866
KeyCorp ............................... 41,508 856,725
KKR & Co., Inc. .......................... 30,356 3,869,783

iShares
®
Global Financials ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
United States (continued)
Loews Corp. ............................ 7,555 $ 795,617
M&T Bank Corp. ......................... 6,836 1,377,317
Marsh & McLennan Companies, Inc. ............ 21,680 4,022,074
Mastercard, Inc. , Class A .................... 36,240 20,688,691
MetLife, Inc. ............................ 24,569 1,939,477
Moody's Corp. ........................... 6,804 3,475,823
Morgan Stanley .......................... 53,501 9,498,033
MSCI, Inc. ............................. 3,321 1,905,357
Nasdaq, Inc. ............................ 19,915 1,934,344
Northern Trust Corp. ....................... 8,514 1,162,927
PayPal Holdings, Inc. ...................... 41,354 2,414,247
PNC Financial Services Group, Inc. (The) ........ 17,366 3,624,805
Principal Financial Group, Inc. ................ 8,937 788,333
Progressive Corp. (The) .................... 25,851 5,886,790
Prudential Financial, Inc. .................... 15,523 1,752,236
Raymond James Financial, Inc. ............... 7,899 1,268,500
Regions Financial Corp. .................... 38,729 1,049,556
Robinhood Markets, Inc. , Class A
(a)
............. 34,755 3,930,791
S&P Global, Inc. ......................... 13,701 7,160,006
State Street Corp. ........................ 12,510 1,613,915
Synchrony Financial ....................... 15,919 1,328,122
T Rowe Price Group, Inc. ................... 9,694 992,472
Travelers Companies, Inc. (The) ............... 9,928 2,879,716
Truist Financial Corp. ...................... 56,862 2,798,179
U.S. Bancorp ........................... 68,625 3,661,830
Visa, Inc. , Class A ........................ 74,589 26,159,108
W R Berkley Corp. ........................ 13,252 929,230
Wells Fargo & Co. ........................ 138,740 12,930,568
Willis Towers Watson PLC ................... 4,263 1,400,822
346,247,449
a
Total Common Stocks — 99.0%
(Cost: $ 478,304,743 ) ................................ 639,847,909
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .4%
Banco Bradesco SA , Preference Shares , ADR ..... 230,692 $ 768,204
Itau Unibanco Holding SA , Preference Shares , ADR . 242,115 1,733,543
Itausa SA , Preference Shares , NVS ............ 252,972 538,825
3,040,572
a
Total Preferred Stocks — 0.4%
(Cost: $ 2,831,268 ) .................................. 3,040,572
a
Total Long-Term Investments — 99.4%
(Cost: $ 481,136,011 ) ................................ 642,888,481
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 1,658,986 1,658,986
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,658,986 ) .................................. 1,658,986
Total Investments —  99.7%
(Cost: $ 482,794,997 ) ................................ 644,547,467
Other Assets Less Liabilities — 0 .3% ...................... 1,875,247
Net Assets — 100.0% ................................. $ 646,422,714
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ —  $ (13)
(b)
$ 13  $ —  $ —  —  $ 682
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 630,000  1,028,986
(b)
—  —  —  1,658,986  1,658,986  28,362  —
BlackRock, Inc. ... 5,282,305  1,015,694  (195,916) (4,272) 699,918  6,797,729  6,351  94,958  —
$ (4,259) $ 699,918
$ 8,456,715
$ 124,002  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Financials ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 13 03/20/26 $ 2,207 $ (3,786)
Euro STOXX 50 Index ................................................................. 9 03/20/26 618 4,214
FTSE 100 Index ..................................................................... 4 03/20/26 534 7,796
$ 8,224
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 397,694,967  $ 242,152,942  $ —  $ 639,847,909
Preferred Stocks ......................................... 2,501,747  538,825  —  3,040,572
Short-Term Securities
Money Market Funds ...................................... 1,658,986  —  —  1,658,986
$ 401,855,700  $ 242,691,767  $ —  $ 644,547,467
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,010  $ —  $ —  $ 12,010
Liabilities
Equity Contracts ........................................... (3,786) —  —  (3,786)
$ 8,224  $ —  $ —  $ 8,224
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares